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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.       Name and address of issuer: Merrill Lynch Variable Life Separate
                                                     Account
                                          800 Scudders Mill Road
                                          Plainsboro, New Jersey
                                          08536

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2.       Name of each series or class of funds for which this notice is filed:
         NOT APPLICABLE

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3.       Investment Company Act File Number: 811-6225

         Securities Act File Number(s): 33-41829*, 33-41830, 33-55472 and
         33-55678

         *The fee, if any, is being paid on the filing for 33-41829.
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4.       Last day of fiscal year for which this notice is filed:

                           December 31, 1996
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5.       Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration [ ]:

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6.       Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.       Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: NONE

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8.       Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: NONE

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9.       Number and aggregate sale price of securities sold during the fiscal year: $70,164,840

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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: $70,164,840

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11.      Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): NONE

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12.      Calculation of registration fee:

(1)        Aggregate sale price of securities sold
           during the fiscal year in reliance on rule
           24f-2 (from Item 10):                          $    70,164,840
                                                          ---------------

(ii)       Aggregate price of shares issued in
           connection with dividend reinvestment
           plans (from Item 11, if applicable):           +            $0
                                                          ---------------

(iii)      Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                   -    $5,966,470
                                                          ---------------

(iv)       Aggregate price of shares redeemed or
           repurchased and previously applied as a
           reduction to filing fees pursuant to rule
           24e-2 (if applicable):                         +            $0
                                                          ---------------

(v)        Net aggregate price of securities sold and
           issued during the fiscal year in reliance
           on rule 24f-2 (line (i), plus line (ii),
           less line (iii), plus line (iv)
           (if applicable):                                   $64,198,370
                                                          ---------------

(vi)       Multiplier prescribed by Section 6(b) of
           the Securities Act of 1933 or other
           applicable law or regulation (see
           Instruction C.6):
                                                          x        1/3300
                                                          ---------------

(vii)      Fee due [line (i) or line (v) multiplied
           by line (vi)]:                                 $    19,454.05*
                                                          ===============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

*The fee, if any, is being paid on the filing for 33-41829.
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13.      Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                  February 24, 1997
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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*
                             /s/  Joseph E. Crowne, Jr. Chief Financial Officer
                            ----------------------------------------------------

             Joseph E. Crowne, Jr. Chief Financial Officer
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         Date      February 25, 1997
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*Please print the name and title of the signing officer below the signature.

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